Condensed Consolidated Statements of Changes In Shareholders' Deficit - USD ($)		Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Common Class B [Member] Common Stock [Member]
Beginning balance at Jan. 19, 2021		$ 0	$ 0	$ 0	$ 0
Beginning balance, (in shares) at Jan. 19, 2021					0
Issuance of Class B ordinary shares to Sponsor		25,000	24,425		$ 575
Issuance of Class B ordinary shares to Sponsor (in shares)					5,750,000
Net income (loss)		(10,861)		(10,861)	$ (10,861)
Ending balance at Dec. 31, 2021		14,139	24,425	(10,861)	$ 575
Ending balance, (in shares) at Dec. 31, 2021					5,750,000
Sale of 13,550,000 Private Placement Warrants		13,550,000	13,550,000
Proceeds allocated to Public Warrants		6,440,000	6,440,000
Forfeiture of Class B shares by Sponsor for reissuance to Anchor Investor			143		$ (143)
Forfeiture of Class B shares by Sponsor for reissuance to Anchor Investor (in shares)					(1,430,923)
Purchase of Class B shares by Anchor Investor including excess fair value over purchase price		10,409,031	10,408,888		$ 143
Purchase of Class B shares by Anchor Investor including excess fair value over purchase price (in shares)					1,430,923
Value of transaction costs allocated to fair value equity instruments		(707,430)	(707,430)
Accretion for Class A ordinary shares to redemption amount		(35,290,170)	(29,716,026)	(5,574,144)
Net income (loss)		(276,453)		(276,453)
Ending balance at Mar. 31, 2022		(5,860,883)	0	(5,861,458)	$ 575
Ending balance, (in shares) at Mar. 31, 2022					5,750,000
Beginning balance at Dec. 31, 2021		14,139	24,425	(10,861)	$ 575
Beginning balance, (in shares) at Dec. 31, 2021					5,750,000
Net income (loss)		360,273			$ 75,345
Ending balance at Sep. 30, 2022		(6,629,584)	0	(6,630,159)	$ 575
Ending balance, (in shares) at Sep. 30, 2022					5,750,000
Beginning balance at Dec. 31, 2021		14,139	24,425	(10,861)	$ 575
Beginning balance, (in shares) at Dec. 31, 2021					5,750,000
Sale of 13,550,000 Private Placement Warrants		13,550,000	13,550,000
Proceeds allocated to Public Warrants		6,440,000	6,440,000
Forfeiture of Class B shares by Sponsor for reissuance to Anchor Investor	[1]		143		$ (143)
Forfeiture of Class B shares by Sponsor for reissuance to Anchor Investor (in shares)	[1]				(1,430,923)
Purchase of Class B shares by Anchor Investor including excess fair value over purchase price		10,409,031	10,408,888		$ 143
Purchase of Class B shares by Anchor Investor including excess fair value over purchase price (in shares)					1,430,923
Value of transaction costs allocated to fair value equity instruments		(707,430)	(707,430)
Accretion for Class A ordinary shares to redemption amount		(38,689,906)	(29,716,026)	(8,973,880)
Net income (loss)		1,890,290		1,890,290	$ 390,797
Ending balance at Dec. 31, 2022		(7,093,876)	0	(7,094,451)	$ 575
Ending balance, (in shares) at Dec. 31, 2022					5,750,000
Beginning balance at Mar. 31, 2022		(5,860,883)	0	(5,861,458)	$ 575
Beginning balance, (in shares) at Mar. 31, 2022					5,750,000
Accretion for Class A ordinary shares to redemption amount		(334,239)		(334,239)
Net income (loss)		(47,560)		(47,560)
Ending balance at Jun. 30, 2022		(6,242,682)	0	(6,243,257)	$ 575
Ending balance, (in shares) at Jun. 30, 2022					5,750,000
Accretion for Class A ordinary shares to redemption amount		(1,071,188)		(1,071,188)
Net income (loss)		684,286		684,286	$ 136,857
Ending balance at Sep. 30, 2022		(6,629,584)	0	(6,630,159)	$ 575
Ending balance, (in shares) at Sep. 30, 2022					5,750,000
Beginning balance at Dec. 31, 2022		(7,093,876)	0	(7,094,451)	$ 575
Beginning balance, (in shares) at Dec. 31, 2022					5,750,000
Proceeds received in excess of fair value of convertible promissory notes		288,221	288,221
Accretion for Class A ordinary shares to redemption amount		(2,537,664)	(288,221)	(2,249,443)
Net income (loss)		267,108		267,108
Ending balance at Mar. 31, 2023		(9,076,211)	0	(9,076,786)	$ 575
Ending balance, (in shares) at Mar. 31, 2023					5,750,000
Beginning balance at Dec. 31, 2022		(7,093,876)	0	(7,094,451)	$ 575
Beginning balance, (in shares) at Dec. 31, 2022					5,750,000
Net income (loss)		705,617			$ 162,733
Ending balance at Sep. 30, 2023		(12,653,608)	0	(12,654,183)	$ 575
Ending balance, (in shares) at Sep. 30, 2023					5,750,000
Beginning balance at Mar. 31, 2023		(9,076,211)	0	(9,076,786)	$ 575
Beginning balance, (in shares) at Mar. 31, 2023					5,750,000
Proceeds received in excess of fair value of convertible promissory notes		375,050	375,050
Accretion for Class A ordinary shares to redemption amount		(2,881,840)	(375,050)	(2,506,790)
Net income (loss)		1,533,246		1,533,246
Ending balance at Jun. 30, 2023		(10,049,755)	0	(10,050,330)	$ 575
Ending balance, (in shares) at Jun. 30, 2023					5,750,000
Proceeds received in excess of fair value of convertible promissory notes		95,543	95,543
Accretion for Class A ordinary shares to redemption amount		(1,604,659)	(95,543)	(1,509,116)
Net income (loss)		(1,094,737)		(1,094,737)	$ (357,955)
Ending balance at Sep. 30, 2023		$ (12,653,608)	$ 0	$ (12,654,183)	$ 575
Ending balance, (in shares) at Sep. 30, 2023					5,750,000

[1]	Excluded an aggregate of up to 750,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On November 17, 2021, the Sponsor surrendered an aggregate of 1,437,500 Founder Shares for no consideration, thereby reducing the aggregate number of Founder Shares held by the Sponsor to 5,620,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the reverse share split on Founder Shares (see Note 5). On January 22, 2022, the underwriters fully exercised their over-allotment option resulting in no forfeiture of Class B ordinary shares.